Debt: Schedule of Short-term borrowings and current portion of long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term borrowings and current portion of long-term debt	$ 2,651,357	$ 2,077,809
Current portion of long-term debt	1,358,489	640,844
Russia, Rubles
Short-term Debt	603,299	1,075,788
Russia, Rubles | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	6.4-9.2	5.4-8.5
Short-term Debt	217,168	744,223
Russia, Rubles | Bonds Issue
Short-term Borrowings, Rate p.a.	8.1-19.0	8.5-12.5
Short-term Debt	380,349	328,117
Russia, Rubles | Corporate Lenders
Short-term Borrowings, Rate p.a.	0.0	0.0-7.0
Short-term Debt	5,782	3,448
United States of America, Dollars
Short-term Debt	291,763	241,882
United States of America, Dollars | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	1.3-8.0	0.0-6.5
Short-term Debt	291,503	241,882
United States of America, Dollars | Corporate Lenders
Short-term Borrowings, Rate p.a.	6.5
Short-term Debt	260
Euro Member Countries, Euro
Short-term Debt	341,928	103,692
Euro Member Countries, Euro | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	1.8-9.4	2.0-6.5
Short-term Debt	341,928	103,692
Romania, New Lei
Short-term Debt	16,922	15,603
Romania, New Lei | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	8.4-9.4	7.6
Short-term Debt	16,922	15,603
Kazakhstan, Tenge
Short-term Debt	28,538
Kazakhstan, Tenge | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	9.5
Short-term Debt	28,538
Turkey, New Lira
Short-term Debt	10,418
Turkey, New Lira | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	13.8-17.8
Short-term Debt	$ 10,418